Putnam Capital Appreciation Fund
                    Prospectus Supplement dated January 8, 1996
                        to Prospectus dated October 1, 1995

 The following officers of Putnam Management, Inc. ("Putnam Management") have had primary responsibility for the day-to-day management of the Fund's portfolio since the year stated below:

                  Business experience
       Year       (at least 5 years)
       -------------------------------------------
 Gerald S. Zukowski        1993    Employed as an investment
 Senior Vice President             professional by Putnam
                           Management since 1989.

 Anthony C. Santosus       1996    Employed as an investment
 Vice President                    professional by Putnam
                           Management since 1985.